Investor Report
DAIMLER TRUCKS RETAIL TRUST 2020-1
Collection Period Ended

Amounts in USD
31-Jul-2021
Dates
Interest Period of the Class A-1 Notes (from... to)
Collection Period (from... to)
17
16-Aug-2021
Distribution Date
31-Jul-2021
1-Jul-2021
30/360 Days
Actual/360 Days
Collection Period No.
Determination Date
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
12-Aug-2021
Record Date
13-Aug-2021
30
32
16-Aug-2021
15-Jul-2021
15-Aug-2021
15-Jul-2021
Summary
Balance
Beginning
Ending
Principal
Payment
Principal per $1000
Face Amount
Initial
Note
Factor
Balance
Balance
0.00
0.00
0.00
Class A-1 Notes
0.000000
200,000,000.00
0.000000
17,328,122.44
17,328,122.44
0.00
Class A-2 Notes
45.125319
384,000,000.00
0.000000
336,000,000.00
15,218,389.52
320,781,610.48
Class A-3 Notes
45.292826
336,000,000.00
0.954707
85,405,000.00
0.00
85,405,000.00
Class A-4 Notes
0.000000
85,405,000.00
1.000000
438,733,122.44
406,186,610.48
32,546,511.96
Total Note Balance
1,005,405,000.00
Overcollateralization
94,600,482.04
94,600,482.04
Pool Balance
533,333,604.48
500,787,092.52
1,100,005,605.11
94,600,605.11
Initial Overcollateralization Amount
Target Overcollateralization Amount
Current Overcollateralization Amount
Amount
Percentage
94,600,482.04
8.60%
8.60%
94,600,605.11
8.60%
94,600,482.04
Interest Payment
Interest per $1000
Interest & Principal
Payment
Interest & Principal Payment
per $1000 Face Amount
Interest Rate
Face Amount
Class A-1 Notes
0.000000%
0.000000
0.00
0.000000
0.00
Class A-2 Notes
1.140000%
0.042869
17,344,584.16
45.168188
16,461.72
Class A-3 Notes
1.220000%
1.016667
15,559,989.52
46.309493
341,600.00
Class A-4 Notes
1.370000%
1.141667
97,504.04
1.141667
97,504.04
33,002,077.72
Total
455,565.76

Investor Report
DAIMLER TRUCKS RETAIL TRUST 2020-1
Collection Period Ended

Amounts in USD
31-Jul-2021
Net Liquidation Proceeds
Investment Earnings
Reserve Fund Draw Amount
Available Funds
Interest Collections
Purchase Amounts
Principal Collections
0.00
Advances made by the Servicer
Available Collections
34,200,713.85
Recoveries
0.00
31,437,446.66
34,200,713.85
187,629.07
208,341.94
2,367,011.85
284.33
0.00
(3) Interest Distributable Amount
(4) Priority Principal Distributable Amount
455,565.76
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
(6) Regular Principal Distributable Amount
(7) Additional Servicing Fee and Transition Costs
0.00
32,546,511.96
0.00
(8) Total Trustee Fees and Asset Representation Reviewer fees not previously paid under (2)
0.00
(9) Excess Collections to Certificateholders
754,191.46
Total Distribution
34,200,713.85
(1) Total Servicing Fee
(2) Total Trustee Fees and amounts owed to Asset Representation
Reviewer (max. $250,000 p.a.)
Nonrecoverable Advances to the Servicer
444,444.67
0.00
0.00
Distributions
Available Funds
Distribution Detail
Paid
Shortfall
Due
0.00
444,444.67
444,444.67
Total Servicing Fee
Total Trustee Fee
0.00
0.00
0.00
455,565.76
455,565.76
0.00
Monthly Interest Distributable Amount
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
16,461.72
0.00
16,461.72
thereof on Class A-3 Notes
341,600.00
0.00
341,600.00
thereof on Class A-4 Notes
97,504.04
0.00
97,504.04
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
455,565.76
455,565.76
0.00
Interest Distributable Amount
Priority Principal Distributable Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
32,546,511.96
0.00
32,546,511.96
Aggregate Principal Distributable Amount
32,546,511.96
32,546,511.96
0.00

Investor Report
DAIMLER TRUCKS RETAIL TRUST 2020-1
Collection Period Ended

Amounts in USD
31-Jul-2021
Reserve Fund and Investment Earnings
Investment Earnings
Net Investment Earnings on the Reserve Fund
Reserve Fund
Reserve Fund Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fund Amount - Ending Balance
2,750,014.01
0.00
2,750,014.01
Reserve Fund Required Amount
plus top up Reserve Fund up to the Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
0.00
Investment Earnings for the Collection Period
Net Investment Earnings on the Collection Account
260.97
23.36
23.36
23.36
284.33
2,750,014.01
0.00
Notice to Investors

Investor Report
DAIMLER TRUCKS RETAIL TRUST 2020-1
Collection Period Ended

Amounts in USD
31-Jul-2021
Pool Statistics
Principal Gross Losses
Pool Data
1,100,005,605.11
5.68%
31.10
29.61
Cutoff Date Pool Balance
Amount
Number of Receivables
Pool Balance beginning of Collection Period
533,333,604.48
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchase Amounts
Pool Balance end of Collection Period
Weighted Average APR
14,387,652.31
0.00
1,109,065.30
500,787,092.52
5,214
Weighted Average Number of Remaining Payments
Weighted Average Seasoning (months)
As of Cutoff Date
Current
17,049,794.35
5.51%
42.36
Pool Factor
45.53%
14.06
5,385
7,952

Investor Report
DAIMLER TRUCKS RETAIL TRUST 2020-1
Collection Period Ended

Amounts in USD
31-Jul-2021
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Total
500,787,092.52
5,214
100.00%
91-120 Days Delinquent
0
- %
0.00
61-90 Days Delinquent
7
0.05%
260,348.94
31-60 Days Delinquent
25
0.14%
698,121.38
Current
99.81%
499,828,622.20
5,182
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency Trigger
60+ Delinquency Receivables to EOP Pool Balance
Delinquency Trigger occurred
0.05%
No
9.700%
Loss Statistics
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Principal Net Loss / (Gain)
Principal Recoveries
Principal Net Liquidation Proceeds
Principal Gross Losses
1,109,065.30
Losses
(1)
Amount
(1) Losses include accounts that have been charged off with a balance remaining of less than $100.
712,321.62
0.446%
207,092.21
189,651.47
Number of Receivables
Number of Receivables
Amount
11
162
13,028,756.41
5,093,210.67
3,033,266.92
4,902,278.82
Average Net Credit Loss/(Gain)
0.446%
Current
Cumulative
30,260.98
Four Month Average
Third Prior Collection Period
Second Prior Collection Period
Prior Collection Period
Current Collection Period
Principal Net Loss / (Gain) as % of Average Pool Balance (annualized):
1.653%
(0.403%)
(0.030%)
(0.149%)
0.268%
Historical Lifetime CPR, Loss and Delinquencies

Investor Report
DAIMLER TRUCKS RETAIL TRUST 2020-1
Collection Period Ended

Amounts in USD
31-Jul-2021
Total Pool
Delinquncies
91+
31-60
61-90
Pd.
Net
Cumulative Loss
Gross
Lifetime
CPR
1
0.87%
0.04%
0.09%
11.94%
0.10%
- %
2
0.42%
0.07%
0.17%
8.96%
0.53%
0.10%
3
0.45%
0.10%
0.24%
6.82%
0.17%
0.10%
4
0.12%
0.18%
0.36%
8.14%
0.16%
0.06%
5
0.21%
0.22%
0.46%
9.86%
0.07%
0.11%
6
0.24%
0.25%
0.53%
9.58%
0.09%
0.05%
7
0.22%
0.25%
0.55%
10.31%
0.14%
0.05%
8
0.25%
0.26%
0.61%
10.53%
0.02%
0.14%
9
0.48%
0.35%
0.74%
10.33%
0.05%
0.02%
10
0.46%
0.36%
0.80%
11.60%
0.08%
0.03%
11
0.23%
0.37%
0.88%
11.88%
0.21%
0.01%
12
0.29%
0.38%
0.90%
11.58%
0.03%
0.02%
13
0.32%
0.41%
0.98%
12.62%
0.04%
0.01%
14
0.24%
0.40%
1.01%
12.69%
0.05%
0.01%
15
0.27%
0.40%
1.04%
12.52%
0.02%
0.04%
16
0.15%
0.38%
1.08%
13.16%
0.17%
0.01%
17
0.14%
0.45%
1.18%
13.78%
0.05%
- %